Commitments and Contingencies - Future Payments (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
CONTRACTUAL OBLIGATIONS MATURITY TABLE [Abstract]
2014	$ 32,591
2015	3,754
2016	1,926
Total	$ 38,271